Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 24,034,313	$ 10,187,239	$ 9,545,531	$ 475,864	$ 44,242,947
BRAZIL
Total	3,627,200	8,408,379	477,581	475,864	12,989,024
BRAZIL | Government of Brazil
Total	3,627,200	8,408,379	333,337	312,072	12,680,988
BRAZIL | Municipality of Godofredo Viana
Total			65,239		65,239
BRAZIL | Municipality of Porteirinha
Total			1,929	$ 163,792	165,721
BRAZIL | State Government of Minas Gerais
Total			77,076		77,076
CANADA
Total	1,657,467		4,326,083		5,983,550
CANADA | Animbiigoo Zaagiigan Anishinaabel
Total			674,430		674,430
CANADA | Aroland First Nation
Total			620,361		620,361
CANADA | Ginoogaming First Nation
Total			661,737		661,737
CANADA | Long Lake 58 First Nation
Total			1,146,677		1,146,677
CANADA | Minodahmun Development LP
Total			303,296		303,296
CANADA | Municipality of Greenstone
Total	1,643,513		450,206		2,093,719
CANADA | Province of Ontario
Total	13,954		469,376		483,330
MEXICO
Total	5,678,387	1,777,763	1,287,420		8,743,570
MEXICO | Federal Government of Mexico
Total	5,678,387	1,777,763	946,026		8,402,176
MEXICO | Municipal Government of Mexico
Total			341,394		341,394
UNITED STATES
Total	13,071,259	1,097	3,454,447		16,526,803
UNITED STATES | California Imperial Country
Total	737,240		2,688,330		3,425,570
UNITED STATES | Government of the United States
Total	5,100,000				5,100,000
UNITED STATES | San Bernandino County
Total	1,290,368		1,378		1,291,746
UNITED STATES | State of California
Total	$ 5,943,651	$ 1,097	$ 764,739		$ 6,709,487